Document and Entity Information	Mar. 05, 2025
Details
Registrant CIK	0001499275
Document Type	8-K
Document Period End Date	Mar. 05, 2025
Entity Registrant Name	SANTO MINING CORP.
Entity Incorporation, State or Country Code	WY
Securities Act File Number	333-169503
Entity Tax Identification Number	27-0518586
Entity Address, Address Line One	300 Peachtree Street NE, Ste 1775
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	734-3277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false